Schedule of Investments (unaudited)	iShares® MSCI Global Min Vol Factor ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada — 1.6%
BCE Inc.	109,132	$4,923,200
CGI Inc.(a)	219,216	22,704,803
Franco-Nevada Corp.	225,940	32,834,949
Loblaw Companies Ltd.	88,649	7,750,829
TELUS Corp.	274,770	5,205,955
Thomson Reuters Corp.	26,866	3,416,286
		76,836,022
China — 8.0%
Agricultural Bank of China Ltd., Class A	8,238,299	4,074,669
Agricultural Bank of China Ltd., Class H	45,999,000	17,334,394
Anhui Gujing Distillery Co. Ltd., Class B	172,656	2,829,073
Bank of China Ltd., Class H	125,135,000	48,985,012
Bank of Communications Co. Ltd., Class A	3,785,600	3,111,882
Bank of Communications Co. Ltd., Class H	14,191,000	9,149,644
Beijing Enterprises Holdings Ltd.	831,000	3,211,184
Beijing Kingsoft Office Software Inc., Class A	43,600	2,646,415
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	3,094,100	2,508,407
BYD Co. Ltd., Class A	136,100	4,850,627
CGN Power Co. Ltd., Class H(b)	17,091,000	4,107,543
China CITIC Bank Corp. Ltd., Class H	14,322,000	7,538,964
China Coal Energy Co. Ltd., Class H	3,425,000	2,589,591
China Conch Venture Holdings Ltd.	2,296,000	2,884,158
China Construction Bank Corp., Class H	55,418,000	35,449,820
China Galaxy Securities Co. Ltd., Class H	5,664,500	3,053,134
China Merchants Port Holdings Co. Ltd.	2,268,000	3,289,958
China Minsheng Banking Corp. Ltd., Class H	10,070,500	3,985,275
China Shenhua Energy Co. Ltd., Class A	584,200	2,317,205
China Shenhua Energy Co. Ltd., Class H	3,914,000	12,373,379
China State Construction Engineering Corp. Ltd., Class A	3,717,700	3,081,986
China Tourism Group Duty Free Corp. Ltd., Class A	172,600	2,986,786
China Tower Corp. Ltd., Class H(b)	69,830,000	7,669,551
China Yangtze Power Co. Ltd., Class A	2,189,100	6,921,446
Chow Tai Fook Jewellery Group Ltd.	3,208,000	5,678,327
CITIC Securities Co. Ltd., Class A	981,508	2,764,516
COSCO SHIPPING Holdings Co. Ltd., Class H	5,104,000	4,497,519
East Money Information Co. Ltd., Class A	1,364,012	2,690,715
GCL-Poly Energy Holdings Ltd.(a)	13,720,000	2,978,628
Guangdong Investment Ltd.	2,449,147	2,087,125
Industrial & Commercial Bank of China Ltd., Class A	6,066,351	4,116,084
Industrial & Commercial Bank of China Ltd., Class H	51,601,000	27,557,008
Industrial Bank Co. Ltd., Class A	2,003,900	4,662,091
Inner Mongolia Yitai Coal Co. Ltd., Class B	1,785,539	2,303,506
Kingboard Holdings Ltd.	1,064,000	2,866,869
Kunlun Energy Co. Ltd.	6,268,000	4,999,640
Lenovo Group Ltd.	4,158,000	3,908,767
LONGi Green Energy Technology Co. Ltd., Class A	730,892	2,958,414
Luxshare Precision Industry Co. Ltd., Class A	518,100	1,987,857
Muyuan Foods Co. Ltd., Class A	517,120	2,909,924
NARI Technology Co. Ltd., Class A	617,400	2,378,428
Nongfu Spring Co. Ltd., Class H(b)	445,200	2,387,909
People’s Insurance Co. Group of China Ltd. (The), Class H	13,349,000	5,047,422
PetroChina Co. Ltd., Class H	26,910,000	17,394,332
PICC Property & Casualty Co. Ltd., Class H	11,136,000	13,284,254
Ping An Bank Co. Ltd., Class A	1,803,000	2,942,154
Postal Savings Bank of China Co. Ltd., Class H(b)	12,873,000	8,088,212
Sany Heavy Equipment International Holdings Co. Ltd.	1,749,000	2,309,530
Security	Shares	Value

China (continued)
SF Holding Co. Ltd., Class A	382,700	$2,548,322
Shaanxi Coal Industry Co. Ltd., Class A	975,500	2,297,541
Shanghai Baosight Software Co. Ltd., Class B	804,580	2,674,995
Shanghai Pudong Development Bank Co. Ltd., Class A	2,843,800	2,937,219
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	109,800	4,643,196
Sinopharm Group Co. Ltd., Class H	2,148,800	7,043,906
Tingyi Cayman Islands Holding Corp.	2,116,000	3,169,735
Topsports International Holdings Ltd.(b)	2,760,000	2,143,019
TravelSky Technology Ltd., Class H	1,493,000	2,723,681
Wanhua Chemical Group Co. Ltd., Class A	303,600	3,509,839
Xiaomi Corp., Class B(a)(b)	4,577,800	6,045,562
ZTE Corp., Class H	1,209,200	3,712,802
ZTO Express Cayman Inc., ADR	120,303	3,036,448
		376,235,599
Denmark — 0.1%
Novo Nordisk A/S, Class B	44,783	7,206,968

Finland — 0.3%
Elisa OYJ	228,749	12,813,534

France — 0.6%
Bollore SE	1,184,756	7,585,652
Orange SA	1,791,838	21,400,448
		28,986,100
Germany — 0.9%
Deutsche Telekom AG, Registered	1,689,029	37,472,045
Telefonica Deutschland Holding AG	1,544,141	4,353,668
		41,825,713
Greece — 0.1%
Hellenic Telecommunications Organization SA	218,959	3,353,982

Hong Kong — 1.9%
BOC Hong Kong Holdings Ltd.	1,708,000	5,068,749
CLP Holdings Ltd.	1,528,754	11,138,072
Galaxy Entertainment Group Ltd.(a)	1,494,000	9,263,031
Hang Seng Bank Ltd.	1,237,000	16,561,180
HKT Trust & HKT Ltd., Class SS	5,673,000	7,249,286
Hong Kong & China Gas Co. Ltd.	12,888,579	11,629,050
Jardine Matheson Holdings Ltd.	210,400	10,088,900
MTR Corp. Ltd.	2,524,500	11,620,548
Power Assets Holdings Ltd.	1,312,500	7,067,574
		89,686,390
India — 4.8%
Adani Green Energy Ltd.(a)	202,883	2,390,185
Asian Paints Ltd.	434,034	16,722,254
Bajaj Auto Ltd.	71,265	3,929,656
Bajaj Holdings & Investment Ltd.	28,790	2,526,329
Berger Paints India Ltd.	391,743	3,075,516
Bharat Petroleum Corp. Ltd.	677,001	2,972,613
Bharti Airtel Ltd.	1,522,411	15,639,640
Cipla Ltd.	369,506	4,254,004
Divi’s Laboratories Ltd.	141,470	5,883,881
Dr. Reddy’s Laboratories Ltd.	64,182	3,498,123
Eicher Motors Ltd.	182,677	8,099,170
Havells India Ltd.	155,035	2,447,575
HCL Technologies Ltd.	1,167,008	16,122,494
Hero MotoCorp Ltd.	78,595	2,619,118
Hindustan Petroleum Corp. Ltd.	967,245	3,048,654
Hindustan Unilever Ltd.	162,701	5,243,259

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Min Vol Factor ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Indian Hotels Co. Ltd. (The)	1,005,237	$4,735,064
Indian Oil Corp. Ltd.	4,602,677	5,004,039
Infosys Ltd.	526,830	8,375,032
Larsen & Toubro Infotech Ltd.(b)	50,711	3,055,839
Larsen & Toubro Ltd.	207,058	5,510,771
Maruti Suzuki India Ltd.	39,922	4,515,583
MRF Ltd.	2,505	2,940,766
Nestle India Ltd.	33,298	8,718,531
Petronet LNG Ltd.	1,231,956	3,358,475
PI Industries Ltd.	123,621	5,401,451
Pidilite Industries Ltd.	247,969	7,809,440
Shree Cement Ltd.	10,855	3,298,514
Sun Pharmaceutical Industries Ltd.	423,556	4,994,062
Tata Consultancy Services Ltd.	780,479	30,984,248
Tech Mahindra Ltd.	379,767	5,110,413
Torrent Pharmaceuticals Ltd.	168,669	3,738,463
UltraTech Cement Ltd.	75,772	7,195,620
Wipro Ltd.	644,923	3,148,309
Wipro Ltd., ADR	968,971	4,728,578
Yes Bank Ltd.(a)	14,890,249	2,912,369
		224,008,038
Indonesia — 0.7%
Bank Central Asia Tbk PT	33,350,400	20,124,543
Telkom Indonesia Persero Tbk PT	39,890,900	10,769,963
		30,894,506
Israel — 0.4%
Azrieli Group Ltd.	3,537	185,993
Bank Hapoalim BM	433,559	3,490,125
Check Point Software Technologies Ltd.(a)(c)	83,294	10,395,924
Isracard Ltd.	—	1
Tower Semiconductor Ltd.(a)	172,771	7,148,730
		21,220,773
Italy — 0.2%
Infrastrutture Wireless Italiane SpA(b)	504,375	6,430,779
Recordati Industria Chimica e Farmaceutica SpA	58,548	2,553,427
		8,984,206
Japan — 10.6%
Brother Industries Ltd.	246,400	3,579,498
Canon Inc.	1,002,300	24,843,906
Capcom Co. Ltd.	84,100	3,278,356
Central Japan Railway Co.	223,000	27,123,253
Chiba Bank Ltd. (The)	437,500	2,729,611
Chubu Electric Power Co. Inc.	677,700	8,095,459
East Japan Railway Co.	385,400	21,245,872
ENEOS Holdings Inc.	2,841,200	9,436,413
FUJIFILM Holdings Corp.	176,900	10,811,106
Hamamatsu Photonics KK	209,000	10,623,818
Hankyu Hanshin Holdings Inc.	88,300	2,805,530
Hirose Electric Co. Ltd.	48,700	6,592,676
ITOCHU Corp.	186,000	6,278,983
Itochu Techno-Solutions Corp.	151,200	3,932,078
Japan Post Bank Co. Ltd.	661,300	4,936,989
KDDI Corp.	711,700	21,942,785
Keio Corp.	122,300	4,303,758
Keisei Electric Railway Co. Ltd.	63,500	2,438,364
Keyence Corp.	8,300	4,023,657
Kintetsu Group Holdings Co. Ltd.	276,600	9,149,525
Kirin Holdings Co. Ltd.	159,100	2,374,574
Koei Tecmo Holdings Co. Ltd.	174,200	2,929,085
Security	Shares	Value

Japan (continued)
Kyocera Corp.	48,900	$2,781,851
McDonald’s Holdings Co. Japan Ltd.(c)	138,100	5,679,620
MEIJI Holdings Co. Ltd.	149,100	3,345,744
Mizuho Financial Group Inc.	499,700	7,345,529
NEC Corp.	222,100	10,423,313
Nintendo Co. Ltd.	367,800	15,618,248
Nippon Prologis REIT Inc.	44	92,194
Nippon Telegraph & Telephone Corp.	1,436,300	40,806,303
Nissin Foods Holdings Co. Ltd.	35,500	3,029,195
Nitori Holdings Co. Ltd.	63,100	7,688,210
Nomura Research Institute Ltd.	140,390	3,532,038
NTT Data Corp.	667,200	9,537,582
Obic Co. Ltd.	90,900	14,703,671
Odakyu Electric Railway Co. Ltd.	182,600	2,658,459
Ono Pharmaceutical Co. Ltd.	486,100	9,089,624
Oracle Corp. Japan(a)	63,000	4,820,041
Oriental Land Co. Ltd./Japan	244,500	9,157,187
Osaka Gas Co. Ltd.	609,200	9,658,103
Otsuka Corp.	81,300	3,062,023
Otsuka Holdings Co. Ltd.	414,500	15,378,665
Pan Pacific International Holdings Corp.	370,900	6,321,989
SCSK Corp.	177,700	2,816,161
Secom Co. Ltd.	285,800	18,717,479
SG Holdings Co. Ltd.	153,000	2,244,596
Shizuoka Financial Group Inc., NVS	717,900	5,273,507
SoftBank Corp.	3,953,100	42,125,249
Suntory Beverage & Food Ltd.	207,400	7,628,514
TIS Inc.	365,400	10,225,870
Tobu Railway Co. Ltd.	278,200	7,277,526
Toho Co.Ltd./Tokyo.	151,200	5,946,504
Tokyu Corp.	171,200	2,214,264
USS Co. Ltd.	291,600	4,738,651
Welcia Holdings Co. Ltd.	152,000	3,210,223
West Japan Railway Co.	109,400	4,586,437
		495,209,866
Kuwait — 0.3%
Mobile Telecommunications Co. KSCP	3,253,966	5,498,584
National Bank of Kuwait SAKP	2,488,815	7,442,143
		12,940,727
Malaysia — 0.5%
DiGi.Com Bhd	3,020,800	2,925,477
Hong Leong Bank Bhd	948,000	3,977,133
IHH Healthcare Bhd	2,750,000	3,437,635
Malayan Banking Bhd	2,868,500	5,374,434
Petronas Chemicals Group Bhd	1,437,100	2,039,969
Petronas Gas Bhd	1,144,600	4,151,360
		21,906,008
Netherlands — 0.5%
Koninklijke Ahold Delhaize NV	508,531	16,121,625
Koninklijke KPN NV	1,637,628	5,633,845
		21,755,470
New Zealand — 0.1%
Spark New Zealand Ltd.	1,716,074	5,326,355

Philippines — 0.2%
BDO Unibank Inc.	3,077,738	7,457,378
Jollibee Foods Corp.	639,890	2,684,439
		10,141,817

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Min Vol Factor ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Qatar — 0.2%
Industries Qatar QSC	803,506	$2,642,476
Qatar National Bank QPSC	1,908,580	8,382,115
		11,024,591
Russia — 0.0%
PhosAgro PJSC(d)	41,863	5
PhosAgro PJSC, GDR(a)(d)(e)	2	—
PhosAgro PJSC, New(d)	809	8
Polymetal International PLC(a)(d)	250,942	31
Polyus PJSC(a)(d)	53,523	7
		51
Saudi Arabia — 1.4%
Arabian Internet & Communications Services Co.	30,524	2,392,571
Bupa Arabia for Cooperative Insurance Co.	48,673	2,180,085
Jarir Marketing Co.	970,910	4,555,131
SABIC Agri-Nutrients Co.	295,005	9,817,540
Saudi Arabian Oil Co.(b)	2,010,423	16,874,969
Saudi Basic Industries Corp.	297,966	7,001,285
Saudi Telecom Co.	1,994,750	23,006,960
		65,828,541
Singapore — 1.1%
DBS Group Holdings Ltd.	89,100	1,994,955
Genting Singapore Ltd.	6,817,700	5,091,974
Singapore Exchange Ltd.	1,264,000	8,667,910
Singapore Technologies Engineering Ltd.	1,762,400	4,769,730
Singapore Telecommunications Ltd.	11,742,800	21,600,760
UOL Group Ltd.	684,300	3,213,954
Venture Corp. Ltd.	453,700	5,090,041
		50,429,324
Switzerland — 3.5%
BKW AG	33,268	5,965,044
Kuehne + Nagel International AG, Registered	21,881	6,238,078
Nestle SA, Registered	187,094	22,177,416
Novartis AG, Registered	449,408	43,074,281
Roche Holding AG, NVS	154,343	49,159,613
Swiss Prime Site AG, Registered	111,396	9,421,777
Swisscom AG, Registered	40,799	25,846,021
		161,882,230
Taiwan — 5.1%
Acer Inc.	4,115,000	4,124,485
Advantech Co. Ltd.	575,482	7,606,191
Asia Cement Corp.	3,297,000	4,711,447
Asustek Computer Inc.	1,111,000	11,013,573
Catcher Technology Co. Ltd.	1,013,000	6,106,563
Chang Hwa Commercial Bank Ltd.	6,274,488	3,672,278
Cheng Shin Rubber Industry Co. Ltd.	1,835,000	2,329,021
China Steel Corp.	7,595,000	7,162,067
Chunghwa Telecom Co. Ltd.	5,988,000	24,564,253
Compal Electronics Inc.	6,707,000	6,070,334
E.Sun Financial Holding Co. Ltd.	10,102,688	8,504,050
Far EasTone Telecommunications Co. Ltd.	2,593,000	6,474,725
First Financial Holding Co. Ltd.	15,590,736	14,245,856
Formosa Chemicals & Fibre Corp.	5,465,000	12,156,520
Formosa Petrochemical Corp.	1,946,000	5,454,881
Hua Nan Financial Holdings Co. Ltd.	13,217,905	9,559,731
Inventec Corp.	4,044,000	4,846,902
Lite-On Technology Corp.	3,246,000	9,391,521
Mega Financial Holding Co. Ltd.	6,390,725	7,434,330
Nan Ya Plastics Corp.	1,059,000	2,676,343
Pegatron Corp.	3,238,000	7,928,832
Security	Shares	Value

Taiwan (continued)
Powerchip Semiconductor Manufacturing Corp.	2,144,000	$2,147,168
President Chain Store Corp.	608,000	5,527,971
Quanta Computer Inc.	4,379,000	16,559,256
Synnex Technology International Corp.	1,972,250	4,097,643
Taishin Financial Holding Co. Ltd.	9,805,752	5,850,120
Taiwan Cooperative Financial Holding Co. Ltd.	14,440,920	13,126,798
Taiwan High Speed Rail Corp.	3,177,000	3,361,721
Taiwan Mobile Co. Ltd.	2,728,000	9,185,336
Taiwan Semiconductor Manufacturing Co. Ltd.	542,000	9,809,025
WPG Holdings Ltd.	2,620,760	4,530,261
		240,229,202
Thailand — 0.7%
Advanced Info Service PCL, NVDR	1,772,000	10,742,562
Airports of Thailand PCL, NVDR(a)	6,538,300	13,286,975
Bangkok Expressway & Metro PCL, NVDR	9,806,600	2,268,682
Bumrungrad Hospital PCL, NVDR	352,800	2,258,844
Home Product Center PCL, NVDR	7,395,200	2,930,330
		31,487,393
United Arab Emirates — 0.4%
Abu Dhabi National Oil Co. for Distribution PJSC	5,115,771	5,766,289
Emirates Telecommunications Group Co. PJSC	2,036,590	12,785,333
Multiply Group(a)	2,835,109	2,554,952
		21,106,574
United States — 55.6%
Abbott Laboratories	91,206	9,303,012
AbbVie Inc.	153,673	21,200,727
Accenture PLC, Class A	38,014	11,629,243
Activision Blizzard Inc.	329,723	26,443,785
Akamai Technologies Inc.(a)	160,394	14,775,495
Ameren Corp.	64,022	5,190,264
American Electric Power Co. Inc.	181,583	15,093,179
American Water Works Co. Inc.	94,422	13,639,258
AmerisourceBergen Corp.	133,985	22,797,548
Amgen Inc.	86,820	19,156,833
Amphenol Corp., Class A	198,164	14,951,474
Aon PLC, Class A	49,708	15,324,479
Arrow Electronics Inc.(a)	75,906	9,612,736
Arthur J Gallagher & Co.	59,458	11,911,221
AT&T Inc.	618,585	9,730,342
AutoZone Inc.(a)	12,996	31,019,373
Becton Dickinson & Co.	58,893	14,237,972
Berkshire Hathaway Inc., Class B(a)	92,188	29,599,723
BioMarin Pharmaceutical Inc.(a)	153,259	13,324,337
Black Knight Inc.(a)	246,978	14,270,389
Booz Allen Hamilton Holding Corp.	128,645	12,939,114
Bristol-Myers Squibb Co.	538,398	34,694,367
Brown & Brown Inc.	143,772	8,961,309
Campbell Soup Co.	306,626	15,499,944
Cboe Global Markets Inc.	166,564	22,056,405
CF Industries Holdings Inc.	157,143	9,665,866
CH Robinson Worldwide Inc.(c)	183,489	17,347,050
Cheniere Energy Inc.	17,007	2,377,068
Church & Dwight Co. Inc.	206,200	19,063,190
Cigna Group (The)	22,511	5,569,447
Cisco Systems Inc.	1,081,171	53,701,764
Clorox Co. (The)	23,373	3,697,141
CME Group Inc.	55,687	9,954,051
CMS Energy Corp.	128,645	7,458,837
Cognizant Technology Solutions Corp., Class A	42,090	2,630,204

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Min Vol Factor ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Colgate-Palmolive Co.	166,335	$12,371,997
Conagra Brands Inc.	85,488	2,980,967
Consolidated Edison Inc.	526,206	49,095,020
Corteva Inc.	109,737	5,869,832
Dollar General Corp.	121,014	24,334,705
Dominion Energy Inc.	327,436	16,463,482
Domino’s Pizza Inc.	42,894	12,432,826
Duke Energy Corp.	387,082	34,562,552
Electronic Arts Inc.	203,604	26,061,312
Eli Lilly & Co.	120,490	51,745,635
Erie Indemnity Co., Class A, NVS	37,959	8,127,022
Evergy Inc.	56,079	3,244,170
Eversource Energy	91,752	6,351,991
Expeditors International of Washington Inc.	243,298	26,838,202
F5 Inc.(a)	37,692	5,562,585
First Horizon Corp.	865,007	8,918,222
Fiserv Inc.(a)	120,571	13,526,861
Gen Digital, Inc.	638,056	11,191,502
General Mills Inc.	503,864	42,405,194
Genuine Parts Co.	19,166	2,854,392
Gilead Sciences Inc.	719,949	55,392,876
GoDaddy Inc., Class A(a)	47,743	3,503,381
Henry Schein Inc.(a)(c)	45,531	3,364,741
Hershey Co. (The)	192,573	50,011,208
Hologic Inc.(a)(c)	32,463	2,561,006
Home Depot Inc. (The)	61,701	17,489,148
Horizon Therapeutics PLC(a)	85,551	8,557,667
Hormel Foods Corp.	442,000	16,906,500
Humana Inc.	45,032	22,600,210
Incyte Corp.(a)	305,650	18,812,758
International Business Machines Corp.	134,836	17,338,561
Jack Henry & Associates Inc.	74,175	11,340,616
JM Smucker Co. (The)	167,972	24,623,016
Johnson & Johnson	394,628	61,191,018
Juniper Networks Inc.	331,179	10,057,906
Kellogg Co.	413,471	27,607,459
Keurig Dr Pepper Inc.	567,126	17,648,961
Keysight Technologies Inc.(a)	273,714	44,286,925
Kimberly-Clark Corp.	121,238	16,279,839
Kraft Heinz Co. (The)	165,901	6,340,736
Kroger Co. (The)	750,968	34,041,379
Lockheed Martin Corp.	9,006	3,998,754
Marsh & McLennan Companies Inc.	212,027	36,718,836
Mastercard Inc., Class A	19,269	7,033,570
McCormick & Co. Inc./MD, NVS	102,471	8,784,839
McDonald’s Corp.	181,408	51,721,235
McKesson Corp.	112,882	44,118,801
Merck & Co. Inc.	623,690	68,861,613
Microsoft Corp.	71,301	23,414,535
Mondelez International Inc., Class A	88,576	6,502,364
Motorola Solutions Inc.	204,925	57,772,456
Neurocrine Biosciences Inc.(a)	153,622	13,753,778
Newmont Corp.	424,124	17,198,228
NextEra Energy Inc.	141,624	10,403,699
Northrop Grumman Corp.	31,748	13,825,937
Old Dominion Freight Line Inc.	10,869	3,374,172
Oracle Corp.	169,899	17,999,100
O’Reilly Automotive Inc.(a)	26,337	23,790,475
PepsiCo Inc.	347,041	63,282,926
Security	Shares	Value

United States (continued)
Pfizer Inc.	438,005	$16,652,950
PG&E Corp.(a)	264,671	4,483,527
Procter & Gamble Co. (The)	260,266	37,087,905
Progressive Corp. (The)	165,515	21,171,024
PTC Inc.(a)	38,087	5,118,893
Quest Diagnostics Inc.	50,695	6,724,692
Regeneron Pharmaceuticals Inc.(a)	41,737	30,700,068
Republic Services Inc.	331,969	47,016,769
Rollins Inc.	225,744	8,876,254
Roper Technologies Inc.	84,101	38,200,356
Seagen Inc.(a)	131,712	25,776,038
Southern Co. (The)	490,090	34,183,778
T-Mobile U.S. Inc.(a)	284,258	39,014,411
Ulta Beauty Inc.(a)	22,604	9,263,797
United Parcel Service Inc., Class B	13,952	2,329,984
United Therapeutics Corp.(a)	47,720	10,008,793
UnitedHealth Group Inc.	49,629	24,181,234
VeriSign Inc.(a)	56,430	12,601,948
Verizon Communications Inc.	1,435,869	51,160,012
Vertex Pharmaceuticals Inc.(a)	131,358	42,503,508
Visa Inc., Class A	101,837	22,509,032
VMware Inc., Class A(a)	230,825	31,459,139
Walmart Inc.	382,992	56,250,035
Waste Connections Inc.	113,055	15,448,966
Waste Management Inc.	431,270	69,831,238
WEC Energy Group Inc.	400,714	35,002,368
Xcel Energy Inc.	558,754	36,481,049
Yum! Brands Inc.	92,892	11,954,272
		2,602,268,885
Total Long-Term Investments — 99.8%
(Cost: $4,262,053,205)		4,673,588,865

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(f)(g)(h)	31,914,229	31,920,612

Total Short-Term Securities — 0.7%
(Cost: $31,913,469)		31,920,612

Total Investments — 100.5%
(Cost: $4,293,966,674)		4,705,509,477

Liabilities in Excess of Other Assets — (0.5)%		(21,335,663)

Net Assets — 100.0%		$4,684,173,814

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Min Vol Factor ETF
May 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,312,019	$20,598,854	(a)	$—		$8,951	$788	$31,920,612	31,914,229	$122,973	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	6,260,000	—		(6,260,000	)(a)	—	—	—	—	204,025		3
						$8,951	$788	$31,920,612		$326,998		$3

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	35	06/16/23	$3,593	$(153,657)
MSCI Emerging Markets Index	38	06/16/23	1,818	(42,570)
S&P 500 E-Mini Index	33	06/16/23	6,914	(16,657)
2-Year U.S. Treasury Note	8	09/29/23	1,647	(5,233)
				$(218,117)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,717,551,618	$1,956,037,196	$51	$4,673,588,865

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Min Vol Factor ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$31,920,612	$—	$—	$31,920,612
	$2,749,472,230	$1,956,037,196	$51	$4,705,509,477
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(212,884)	$—	$—	$(212,884)
Interest Rate Contracts	(5,233)	—	—	(5,233)
	$(218,117)	$—	$—	(218,117)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust